Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 284,809	$ 256,048
Accumulated depreciation and amortization	(173,790)	(157,823)
Property and equipment, net	111,019	98,225
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	741
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	85,857	80,877
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	108,110	92,577
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68,762	62,776
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,404	$ 19,077